Income Taxes (Details) - Schedule of Current and Deferred Income Taxes - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule Of Current And Deferred Income Taxes Abstract
Current tax expense (benefit)
Deferred tax expense (benefit)		(5,542)
Total federal		(5,542)
Current tax expense (benefit)
Deferred tax expense (benefit)		(165)
Total state and local		(165)
Total	$ (4,038)	$ (5,707)